Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Event Disclosure

The Company has evaluated subsequent events through June 18 2024, the date the unaudited condensed consolidated financial statements were available for issuance. All subsequent events requiring recognition or disclosure have been included in these unaudited condensed consolidated financial statements.

Note 9 - Subsequent Event Disclosure

On October 24, 2023, the Company entered a contract with Beijing Xi Yu International Trade Co. Ltd from China for the purchase of palm kernel shell based artificial graphite fabrication equipment.